Long-term incentive plans based on Telefónica, S.A. shares - Schedule of Number of Shares Assigned and Outstanding (Details)	12 Months Ended	24 Months Ended	36 Months Ended
	Dec. 31, 2023 shares € / shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares
First cycle | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)			19,425,499
Outstanding shares (shares)	17,728,523	17,728,523	17,728,523
First cycle | Performance Share Plan 2021-2025 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	9,712,749
Outstanding shares (shares)	8,864,262	8,864,262	8,864,262
Unit fair value (in euro per share) | € / shares	€ 2.64	€ 2.64	€ 2.64
First cycle | Performance Share Plan 2021-2025 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	7,770,200
Outstanding shares (shares)	7,091,409	7,091,409	7,091,409
Unit fair value (in euro per share) | € / shares	€ 3.15	€ 3.15	€ 3.15
First cycle | Performance Share Plan 2021-2025 | C02 E.N. Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	1,942,550
Outstanding shares (shares)	1,772,852	1,772,852	1,772,852
Unit fair value (in euro per share) | € / shares	€ 3.15	€ 3.15	€ 3.15
First cycle | Talent for the Future Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)			1,751,500
Outstanding shares (shares)				1,557,000
First cycle | Talent for the Future Share Plan 2021-2025 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	875,750
Outstanding shares (shares)	778,500	778,500	778,500
Unit fair value (in euro per share) | € / shares	€ 2.64	€ 2.64	€ 2.64
First cycle | Talent for the Future Share Plan 2021-2025 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	700,600
Outstanding shares (shares)	622,800	622,800	622,800
Unit fair value (in euro per share) | € / shares	€ 3.15	€ 3.15	€ 3.15
First cycle | Talent for the Future Share Plan 2021-2025 | C02 E.N. Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	175,150
Outstanding shares (shares)	155,700	155,700	155,700
Unit fair value (in euro per share) | € / shares	€ 3.15	€ 3.15	€ 3.15
Second Cycle | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)		15,069,650
Outstanding shares (shares)	14,545,706	14,545,706	14,545,706
Second Cycle | Performance Share Plan 2021-2025 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	7,534,825
Outstanding shares (shares)	7,272,853	7,272,853	7,272,853
Unit fair value (in euro per share) | € / shares	€ 2.43	€ 2.43	€ 2.43
Second Cycle | Performance Share Plan 2021-2025 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	6,027,860
Outstanding shares (shares)	5,818,282	5,818,282	5,818,282
Unit fair value (in euro per share) | € / shares	€ 2.95	€ 2.95	€ 2.95
Second Cycle | Performance Share Plan 2021-2025 | C02 E.N. Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	1,506,965
Outstanding shares (shares)	1,454,571	1,454,571	1,454,571
Unit fair value (in euro per share) | € / shares	€ 2.95	€ 2.95	€ 2.95
Second Cycle | Talent for the Future Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)			1,646,500
Outstanding shares (shares)	1,542,000	1,542,000	1,542,000
Second Cycle | Talent for the Future Share Plan 2021-2025 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	823,250
Outstanding shares (shares)	771,000	771,000	771,000
Unit fair value (in euro per share) | € / shares	€ 2.43	€ 2.43	€ 2.43
Second Cycle | Talent for the Future Share Plan 2021-2025 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	658,600
Outstanding shares (shares)	616,800	616,800	616,800
Unit fair value (in euro per share) | € / shares	€ 2.95	€ 2.95	€ 2.95
Second Cycle | Talent for the Future Share Plan 2021-2025 | C02 E.N. Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	164,650
Outstanding shares (shares)	154,200	154,200	154,200
Unit fair value (in euro per share) | € / shares	€ 2.95	€ 2.95	€ 2.95
Third Cycle | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)		16,618,564
Outstanding shares (shares)	16,496,424	16,496,424	16,496,424
Third Cycle | Performance Share Plan 2021-2025 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	8,309,282
Outstanding shares (shares)	8,248,212	8,248,212	8,248,212
Unit fair value (in euro per share) | € / shares	€ 1.77	€ 1.77	€ 1.77
Third Cycle | Performance Share Plan 2021-2025 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	6,647,426
Outstanding shares (shares)	6,598,570	6,598,570	6,598,570
Unit fair value (in euro per share) | € / shares	€ 2.81	€ 2.81	€ 2.81
Third Cycle | Performance Share Plan 2021-2025 | C02 E.N. Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	1,661,856
Outstanding shares (shares)	1,649,642	1,649,642	1,649,642
Unit fair value (in euro per share) | € / shares	€ 2.81	€ 2.81	€ 2.81
Third Cycle | Talent for the Future Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)			1,771,500
Outstanding shares (shares)	1,745,500	1,745,500	1,745,500
Third Cycle | Talent for the Future Share Plan 2021-2025 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	885,750
Outstanding shares (shares)	872,750	872,750	872,750
Unit fair value (in euro per share) | € / shares	€ 1.77	€ 1.77	€ 1.77
Third Cycle | Talent for the Future Share Plan 2021-2025 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	708,600
Outstanding shares (shares)	698,200	698,200	698,200
Unit fair value (in euro per share) | € / shares	€ 2.81	€ 2.81	€ 2.81
Third Cycle | Talent for the Future Share Plan 2021-2025 | C02 E.N. Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	177,150
Outstanding shares (shares)	174,550	174,550	174,550
Unit fair value (in euro per share) | € / shares	€ 2.81	€ 2.81	€ 2.81